MORGAN STANLEY AFRICA INVESTMENT FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF
DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER


INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116


For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

FIRST QUARTER REPORT

MORGAN STANLEY
       Investment Management

Morgan Stanley Africa Investment
Fund, Inc.



March  31, 2001

LETTER TO SHAREHOLDERS
---------


For the three months ended March 31, 2001, the Morgan Stanley Africa Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -5.08%. For the period from the Fund's commencement of operations on February 14, 1994 through March 31, 2001, the Fund's total return, based on net asset value per share, was 16.09%. On March 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $7.60, representing a 20.3% discount to the Fund's net asset value per share.

MARKET OVERVIEW
The South African market fell 6.5%, as measured by the IFC South Africa index, during the first quarter, a victim of bad equity market sentiment and a deteriorating global economic outlook. Oil and diamond stocks were among the best performing, while the largest falls were recorded by technology, telecommunications and platinum shares.

We have become more constructive about the near term prospects for the market, given attractive valuations, a stable macroeconomic environment and acceptable growth. Longer term, government's approach to addressing the country's structural problems (rigid and expensive labor, an inadequately educated population, and the emigration of skilled workers) will determine whether South Africa becomes an exciting destination for investment and an economic success.

The Egyptian market recorded poor performance over the first quarter of the year, with the IFC Egypt index falling by 18.9%. The pound, the local currency, was effectively pegged to the dollar again on the last day of January, after a bout of volatility in the exchange rate resulted from the insufficient availability of hard currency.

The IFC Mauritius index was quite stable during the first quarter of 2001, falling 1.2%, as a relative lack of investor interest in the market proved more poweful than compelling valuations and strong economic performance. The currency weakened slightly against the dollar, yet remains strong against the euro and yen, the currencies of the country's main trading partners. The monetary easing of 2000 has come to an end, as inflation has stabilized around the 5% to 6% level. Company results have been mixed, with banks reporting better than expected numbers and tourism continuing to be disappointing. We are still very positive on the Mauritius story, with banks, our favorite sector, trading at price to book multiples slightly above 1.0 times and dividend yields of 6%.

The IFC Botswana index rose 18.9% in the first quarter, bucking the trend of global markets, on the back of a rise in share prices in the banking sector. Valuations are still quite attractive, especially in the brewery sector, which is trading at a price-to-earnings ratio through December of 2001 of 6.5 times and an Enterprise Value/Earnings before interest, taxes, depreciation and amortization of only 2.5 times, while offering a dividend yield of 13%. We continue to like Botswana, as a country with excellent growth dynamics, stable politics, competent government and good value.

OTHER DEVELOPMENTS
On July 2, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the three months ended March 31, 2001, there were no repurchases of Fund shares. From the inception of the program through March 31,2001, the Fund has repurchased 2,135,656 shares of its Common Stock at an average discount of 26.37% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board.

On March 29,2001, the Fund completed its second tender offer. The Fund accepted 2,994,802 shares for payment which represented 25% of the Fund's outstanding shares. Final payment was made on April 12, 2001 at $9.05 per share, representing 95% of the NAV per share on March 29, 2001.

As part of an ongoing global branding initiative, Morgan Stanley Dean Witter has changed its brand name to "Morgan Stanley." In connection with this change, the name of the Fund has been changed effective May 1, 2001, to Morgan Stanley Africa Investment Fund, Inc. The new name appears in this quarterly report and, beginning on May 21, 2001, will be shown in the financial press and on the Fund's website.

In addition to the name change, the cover of this quarterly report introduces the new look of the Fund's financial reports to shareholders. The semi-annual report to shareholders dated June 30, 2001 will present the new look throughout the report.

We appreciate your continued support. If you have any questions or comments on theses changes, please contact us through our website, www.morganstanley.com/ im, or call us at 1-800-221-6726.

Sincerely,
/s/ RONALD E. ROBISON
Ronald E. Robison
PRESIDENT AND DIRECTOR

April 2001

Morgan Stanley Africa Investment Fund, Inc.
Investment Summary as of March 31, 2001 (Unaudited)
===============================================================================

HISTORICAL                                                                               TOTAL RETURN (%)
                                                                      -------------------------------------------------------
INFORMATION
                                                                         MARKET VALUE (1)              NET ASSET VALUE (2)
                                                                      -------------------------     -------------------------
                                                                                     AVERAGE                        AVERAGE
                                                                      CUMULATIVE      ANNUAL        CUMULATIVE       ANNUAL
                                                                      ----------     ----------     ----------     ----------
                              YEAR TO DATE                               -3.49%           --           -5.08%           --
                              ONE YEAR                                   -12.72      -12.72%           -25.29      -25.29%
                              FIVE YEAR                                  -14.54        -3.09           -13.77        -2.92
                              SINCE INCEPTION*                            -7.53        -1.09            16.09         2.12

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
[CHART]

                                                      YEAR ENDED DECEMBER 31,
                                                                                                               THREE MONTHS
                                                                                                                  ENDED
                                                                                                                 MARCH 31,
                           1994*        1995        1996        1997        1998        1999        2000           2001
                          -------     -------     -------     -------     -------     -------     -------     -------------
Net Asset Value Per
  Share                    $14.43      $17.05      $16.86      $14.45     $ 11.69      $14.51     $ 10.05         $9.54
Market Value Per
  Share                    $11.38      $12.88      $13.63      $11.50     $  8.38      $10.38     $  7.88         $7.60
Premium/(Discount)          -21.1%      -24.5%      -19.2%      -20.4%      -28.3%      -28.5%      -21.6%        -20.3%
Income Dividends            $0.54      $ 0.96      $ 0.14      $ 0.30     $  0.86       $0.30     $  0.33            --
Capital Gains
Distributions                 --       $ 0.01      $ 1.23      $ 2.25     $  0.00#         --          --            --
Fund Total Return (2)        7.34%      26.14%       8.64%       2.69%     -11.82%      27.34%     -27.91%        -5.08%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
*   The Fund commenced operations on February 14, 1994.
#   Amount is less than U.S.$0.01 per share.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

Morgan Stanley Africa Investment Fund, Inc.
Portfolio Summary as of March 31, 2001 (Unaudited)
===============================================================================
ALLOCATION OF TOTAL INVESTMENTS
[CHART]
Equity Securities (85.3%)
Short-Term Investments (14.7%)
-------------------------------------------------------------------------------
INDUSTRIES
[CHART]
Banks (21.1%)
Beverages (16.8%)
Metals & Mining (15.2%)
Industrial Conglomerates (10.0%)
Wireless Telecommunication Services (7.9%)
Oil & Gas (6.1%)
Insurance (4.6%)
Hotels Restaurants & Leisure (2.8%)
Diversified Financials (1.9%)
Gas Utilities (1.4%)
Other (12.2%)
-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS
[CHART]
South Africa (48.3%)
Mauritius (13.6%)
Botswana (9.8%)
Zimbabwe (5.9%)
Egypt (5.8%)
Ghana (5.7%)
Kenya (0.9%)
Zambia (0.7%)
Ivory Coast (0.7%)
Tunisia (0.4%)
Other (8.2%)
-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                                  PERCENT OF
                                                  NET ASSETS
                                                  ----------
1.Sechaba Breweries Ltd. (Botswana)                   9.8%
2.State Bank of Mauritius Ltd. (Mauritius)            7.3
3.De Beers (South Africa)                             6.6
4.Sasol Ltd. (South Africa)                           6.1
5.South African Breweries plc (South Africa)          5.6
6. Remgro Ltd. (South Africa)                         5.4
7. Nedcor Ltd. (South Africa)                         4.6
8. Egyptian Company for Mobile Services (Egypt)       4.4
9. Anglo American Platinum Corp.,Ltd. (South Africa)  3.8
10.Mauritius Commercial Bank (Mauritius)              3.6
                                                     ----
                                                     57.2%
                                                     ====

*   Excludes short-term investments.

INVESTMENTS (UNAUDITED)
---------
MARCH 31, 2001



                                                                                                                  VALUE
                                                                                                SHARES            (000)
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (91.9%)
(UNLESS OTHERWISE NOTED)
------------------------------------------------------------------------------------------------------------------------
BOTSWANA (9.8%)
BEVERAGES
   Sechaba Breweries Ltd.                                                                     8,177,940      U.S.$ 8,422
                                                                                                            -------------
------------------------------------------------------------------------------------------------------------------------
EGYPT (5.8%)
ELECTRICAL EQUIPMENT
   Egyptian Electrical Cables Co.                                                                 1,764                2
                                                                                                            -------------
GAS UTILITIES
   Egypt Gas Co.                                                                                 44,500            1,221
                                                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES
   Egyptian Company for Mobile Services                                                         263,235            3,761
                                                                                                            -------------
                                                                                                                   4,984
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
GHANA (5.7%)
BANKS
   Ghana Commercial Bank Ltd.                                                                 5,394,580              707
   SSB Bank                                                                                   6,938,100            1,302
   Standard Chartered Bank (Ghana) Ltd.                                                         493,400            1,124
                                                                                                            -------------
                                                                                                                   3,133
                                                                                                            -------------
BEVERAGES
   Ghana Breweries Ltd.                                                                         672,002               72
   Guinness (Ghana) Ltd.                                                                      3,050,979              224
                                                                                                            -------------
                                                                                                                     296
                                                                                                            -------------
DIVERSIFIED FINANCIALS
   Home Finance Co., Ltd.                                                                     2,814,840              219
                                                                                                            -------------
HOUSEHOLD DURABLES
   Unilever (Ghana) Ltd.                                                                      2,494,900              356
                                                                                                            -------------
METALS & MINING
   Aluworks Ghana Ltd.                                                                          752,500              614
                                                                                                            -------------
TOBACCO
   British American Tobacco Co. (Ghana)                                                       6,749,660              233
                                                                                                            -------------
                                                                                                                   4,851
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
IVORY COAST (0.7%)
FOOD PRODUCTS
   Societe Ivoirienne de Coco Rappe                                                              24,000              214
                                                                                                            -------------
INDUSTRIAL CONGLOMERATES
   Filature Tissages Sacs C I                                                                    25,000              333
                                                                                                            -------------
                                                                                                                     547
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
KENYA (0.9%)
AUTO COMPONENTS
   Firestone East Africa Ltd.                                                                 1,945,050              200
                                                                                                            -------------
BANKS
   Kenya Commercial Bank Ltd.                                                                   991,326              325
                                                                                                            -------------
BUILDING PRODUCTS
   Athi River Mining Ltd.                                                                     1,362,500               79
                                                                                                            -------------
FOOD & DRUG RETAILING
   Uchumi Supermarket Ltd.                                                                      297,107              177
                                                                                                            -------------
                                                                                                                     781
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
MALAWI (0.1%)
FOOD PRODUCTS
   Sugar Corporation of Malawi                                                                2,160,000              104
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
MAURITIUS (13.6%)
BANKS
   Mauritius Commercial Bank                                                                  1,004,836            3,083
   State Bank of Mauritius Ltd.                                                              11,363,603            6,289
                                                                                                            -------------
                                                                                                                   9,372
                                                                                                            -------------
HOTELS RESTAURANTS & LEISURE
   New Mauritius Hotels Ltd.                                                                  1,753,850            2,177
   Rogers and Co., Ltd.                                                                          21,631               73
                                                                                                            -------------
                                                                                                                   2,250
                                                                                                                  11,622
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA (48.3%)
BANKS
   FirstRand Ltd.                                                                             1,486,600            1,370
   Nedcor Ltd.                                                                                  231,097            3,918
                                                                                                            -------------
                                                                                                                   5,288
                                                                                                            -------------
BEVERAGES
   South African Breweries plc                                                                  434,100            2,837
   South African Breweries plc                                           GBP                    296,922            1,922
                                                                                                            -------------
                                                                                                                   4,759
                                                                                                            -------------
HOUSEHOLD DURABLES
   Ellerine Holdings Ltd.                                                                       352,800              846
                                                                                                            -------------
INDUSTRIAL CONGLOMERATES
   Bidvest Group Ltd.                                                                           515,644            2,850
   Remgro Ltd.                                                                                  791,690            4,633
                                                                                                            -------------
                                                                                                                   7,483
                                                                                                            -------------
INSURANCE
   Liberty Group Ltd.                                                                           291,100            2,211
   Sanlam Ltd.                                                                                1,533,800            1,737
                                                                                                            -------------
                                                                                                                   3,948
                                                                                                            -------------
METALS & MINING
   Anglo American Platinum Corp., Ltd.                                                           97,530            3,254
   De Beers (Centenary Linked Unit)                                                             149,406            5,673
   Impala Platinum Holdings Ltd.                                                                 73,300            2,601
   Iscor Ltd.                                                                                    60,000              163
                                                                                                            -------------
                                                                                                                  11,691
                                                                                                            -------------
OIL & GAS
   Sasol Ltd.                                                                                   613,040            5,029
   Sasol Ltd. ADR                                                                                20,000              168
                                                                                                            -------------
                                                                                                                   5,197
                                                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES
   M-Cell Ltd.                                                                                  329,600              763
   Venfin Ltd.                                                                                  668,119            1,418
                                                                                                            -------------
                                                                                                                   2,181
                                                                                                            -------------
                                                                                                                  41,393
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                  VALUE
                                                                                                SHARES            (000)
-------------------------------------------------------------------------------------------------------------------------
TUNISIA (0.4%)
DIVERSIFIED FINANCIALS
   Tunsie Leasing SA                                                                             15,000        U.S.$ 363
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
ZAMBIA (0.7%)
FOOD PRODUCTS
   Zambia Sugar Co., Ltd.                                                                   151,371,609              491
                                                                                                            -------------
METALS & MINING
   Zambia Consolidated Copper Mines Ltd.                                                        586,700              119
                                                                                                            -------------
                                                                                                                     610
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
ZIMBABWE (5.9%)
BEVERAGES
   Delta Corp., Ltd.                                                                          6,256,793              908
                                                                                                            -------------
DIVERSIFIED FINANCIALS
   NMBZ Holdings Ltd.                                                                           453,500            1,032
                                                                                                            -------------
HOTELS RESTAURANTS & LEISURE
   Zimbabwe Sun Ltd.                                                                         10,053,378              118
                                                                                                            -------------
INDUSTRIAL CONGLOMERATES
   TA Holdings Ltd.                                                                          11,432,100              403
   Trans Zambezi Industries Ltd.                                                              8,572,410              353
                                                                                                            -------------
                                                                                                                     756
                                                                                                            -------------
METALS & MINING
   Bindura Nickel Corp., Ltd.                                                                 3,389,956              452
   Wankie Colliery Co., Ltd.                                                                  7,871,900              142
                                                                                                            -------------
                                                                                                                     594
                                                                                                            -------------
MULTILINE RETAIL
   Meikles Africa Ltd.                                                                        1,499,180              764
                                                                                                            -------------
TOBACCO
   T.S.L., Ltd.                                                                               3,477,000              121
                                                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES
   Econet Wireless Holdings Ltd.                                                              6,941,900              790
                                                                                                            -------------
                                                                                                                   5,083
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost U.S.$120,156)                                                                                            78,760
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE
                                                                                                AMOUNT
                                                                                                 (000)
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (14.9%)
-------------------------------------------------------------------------------------------------------------------------
UNITED STATES (14.9%)
BILLS (14.4%)
   U.S. Treasury Bill, 06/28/01                                          U.S.$                   12,371           12,373
                                                                                                            -------------
REPURCHASE AGREEMENT (0.5%)
   (a)Chase Securities, Inc., 4.90%, dated 03/30/01, due 04/02/01                                   377              377
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost U.S.$ 12,748)                                                                                            12,750
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                               AMOUNT           VALUE
                                                                                               (000)            (000)
------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.9%)
   British Pound                                                                                     -- @             -- @
   Egyptian Pound                                                                                 1,211              315
   Euro                                                                                              -- @             -- @
   Ghana Cedi                                                                                 2,653,844              310
   South African Rand                                                                                 2               -- @
   Zimbabwe Dollar                                                                               22,364              175
                                                                                                            -------------
   (Cost U.S.$843)                                                                                                   800
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (107.7%)
    (Cost U.S.$133,745)                                                                                           92,310
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.7%)
   Other Assets                                                                            U.S.$ 21,283
   Liabilities                                                                                  (27,848)          (6,565)
                                                                                           -------------    -------------
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 8,984,407, issued and outstanding
    U.S.$ 0.01 par value shares (100,000,000 shares
    authorized)                                                                                             U.S.$ 85,745
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                                   U.S.$   9.54
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------

  (a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

   @  -- Value is less than U.S.$500.

 ADR --  American Depositary Receipt
---------------------------------------------------------

MARCH 31, 2001 EXCHANGE RATES:
---------------------------------------------------------
EGP      Egyptian Pound            3.855      =U.S.$1.00
EUR      Euro                      1.140      =U.S.$1.00
GBP      British Pound             0.706      =U.S.$1.00
GHC      Ghana Cedi                7,435      =U.S.$1.00
ZAR      South African Rand        8.012      =U.S.$1.00
ZWD      Zimbabwe Dollar           55.030     =U.S.$1.00
---------------------------------------------------------